Derivative Financial Instruments (Tables) (Derivatives Not Designated as Hedging Instruments)	12 Months Ended
Mar. 31, 2013
Derivatives Not Designated as Hedging Instruments
Fair Value Of Derivative Contracts

Derivatives not designated as hedging instruments

	Yen (Millions)
	March 31, 2012		March 31, 2013
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Assets
Foreign exchange contracts	Other current assets	¥21	Other current assets	16

Liabilities
Foreign exchange contracts	Other current liabilities	¥0	Other current liabilities	0

Effect Of Derivative Instrument On Consolidated Statements Of Operations

The effects of derivatives not designated as hedging instruments on the consolidated statements of operations for the years ended March 31, 2011, 2012 and 2013 were as follows:

	Location of gain (loss) recognized in income on derivatives	Yen (Millions)
		Amount of gain (loss) recognized in income on derivatives
		2011	2012	2013
Foreign exchange contracts	Other income (expense)	¥223	630	(96)